Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 26, 2015
Entity Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2015
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China All-Cap ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim China All-Cap ETF (YAO)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Guggenheim China All-Cap ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China All Cap Index (the “China All-Cap Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,144
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the China All-Cap Index. The China All-Cap Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China (as classified by the S&P BMI County Code classification system). The Index was created by AlphaShares, LLC (“AlphaShares” or the “Index Provider”) and is maintained by Standard & Poor's. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth in the China All-Cap Index methodology).

The Index may include Hong Kong listed securities, including China H-shares and Red Chip shares. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. (“NYSE Arca”) or NASDAQ Stock Market (“NASDAQ”). The Index does not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of August 31, 2016, the financial and telecommunications sectors each represented a substantial portion of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

China Investment Risk—Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers); and both interim and permanent market regulations may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Although the enactment of the Enterprise Income Tax Law, effective January 1, 2008, provided a 10% withholding tax upon Chinese non-residents with respect to capital gains, significant uncertainties remain regarding this law. Such uncertainties may result in capital gains imposed upon the Fund relative to companies headquartered, managed or listed in China. While the application and enforcement of this law to the Fund remains subject to clarification, to the extent that such taxes are imposed on any capital gains of the Fund relative to companies headquartered, managed or listed in China, the Fund’s net asset value ("NAV") or returns may be adversely impacted.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts or ADSs. The underlying securities of the depositary receipts or shares in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Limited Exposure Risk—China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth in the Index methodology. China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Market Price Risk—Shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Micro-Cap Company Risk—Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Risks of Investing in Hong Kong—The Fund’s investments which are listed and traded in Hong Kong may expose the Fund to certain legal, regulatory, political, currency and economic risks. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

Small- and Mid-Capitalization Securities Risk—The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Telecommunications Sector Risk—The telecommunications sector may be affected by extensive government regulation, industry competition and obsolescence of telecommunications products and services due to technological advancement. The Fund may be adversely affected by events or developments negatively impacting the telecommunications sector or issuers within the telecommunications sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts or ADSs. The underlying securities of the depositary receipts or shares in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at guggenheiminvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return was 7.06% as of September 30, 2016.

Highest Quarter Return Q3 2013 14.70%	Lowest Quarter Return Q3 2011 -26.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.48%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China All-Cap ETF | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China All-Cap ETF | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.67%)
5 Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China All-Cap ETF | AlphaShares China All-Cap Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	AlphaShares China All-Cap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China All-Cap ETF | MSCI China Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI China Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.82%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China All-Cap ETF | Guggenheim China All-Cap ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	YAO
Annual Return 2010	rr_AnnualReturn2010	7.62%
Annual Return 2011	rr_AnnualReturn2011	(18.50%)
Annual Return 2012	rr_AnnualReturn2012	19.42%
Annual Return 2013	rr_AnnualReturn2013	8.97%
Annual Return 2014	rr_AnnualReturn2014	5.40%
Annual Return 2015	rr_AnnualReturn2015	(6.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China Technology ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim China Technology ETF (CQQQ)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Guggenheim China Technology ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Technology Index (the “China Technology Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,144
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the China Technology Index. The China Technology Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong or Macau (as classified by the S&P BMI County Code classification system), are in the Information Technology Sector, as defined by S&P Global Industry Classification Standard (“GICS”) and are open to foreign investment. The Index was created by AlphaShares, LLC (“AlphaShares” or the “Index Provider”) and is maintained by Standard & Poor's. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth in the China Technology Index methodology).

The Index may include Hong Kong listed securities, including China H-shares and Red Chip shares. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. (“NYSE Arca”) or NASDAQ Stock Market (“NASDAQ”). The Index does not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust") may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in a securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of August 31, 2016, the telecommunications and technology sectors each represented a substantial portion of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

China Investment Risk—Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers); and both interim and permanent market regulations may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Although the enactment of the Enterprise Income Tax Law, effective January 1, 2008, provided a 10% withholding tax upon Chinese non-residents with respect to capital gains, significant uncertainties remain regarding this law. Such uncertainties may result in capital gains imposed upon the Fund relative to companies headquartered, managed or listed in China. While the application and enforcement of this law to the Fund remains subject to clarification, to the extent that such taxes are imposed on any capital gains of the Fund relative to companies headquartered, managed or listed in China, the Fund’s net asset value ("NAV") or returns may be adversely impacted.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts or ADSs. The underlying securities of the depositary receipts or shares in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Limited Exposure Risk—China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth in the Index methodology. China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Market Price Risk—Shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Micro-Cap Company Risk—Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Risks of Investing in Hong Kong—The Fund’s investments which are listed and traded in Hong Kong may expose the Fund to certain legal, regulatory, political, currency and economic risks. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

Small- and Mid-Capitalization Securities Risk—The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Technology Sector Risk—Stocks of companies involved in the technology sector may be very volatile. The Fund may be adversely affected by events or developments negatively impacting the technology sector or issuers within the technology sector.

Telecommunications Sector Risk—The telecommunications sector may be affected by extensive government regulation, industry competition and obsolescence of telecommunications products and services due to technological advancement. The Fund may be adversely affected by events or developments negatively impacting the telecommunications sector or issuers within the telecommunications sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts or ADSs. The underlying securities of the depositary receipts or shares in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at guggenheiminvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return was 12.59% as of September 30, 2016.

Highest Quarter Return Q3 2013 27.24%	Lowest Quarter Return Q3 2011 -27.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China Technology ETF | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China Technology ETF | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	5.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China Technology ETF | MSCI China Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI China Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.82%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China Technology ETF | AlphaShares China Technology Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	AlphaShares China Technology Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2009
Claymore Exchange-Traded Fund Trust 2 | Guggenheim China Technology ETF | Guggenheim China Technology ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CQQQ
Annual Return 2010	rr_AnnualReturn2010	7.02%
Annual Return 2011	rr_AnnualReturn2011	(23.14%)
Annual Return 2012	rr_AnnualReturn2012	8.78%
Annual Return 2013	rr_AnnualReturn2013	59.68%
Annual Return 2014	rr_AnnualReturn2014	0.19%
Annual Return 2015	rr_AnnualReturn2015	6.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.42%)
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Solar ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Solar ETF (TAN)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Guggenheim Solar ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the MAC Global Solar Energy Index (the “Solar Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	546
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,304
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	The above Example reflects applicable contractual expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Solar Index. As of November 30, 2016, the Solar Index was comprised of approximately 22 securities selected based on the relative importance of solar power within the company’s business model, as determined by MAC Indexing LLC (“MAC” or the “Index Provider”). The market capitalizations of securities included in the Index range from approximately $211 million to approximately $3.2 billion. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end-users, companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers, companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business from solar power system sales, distribution, installation, integration or financing; and companies that specialize in selling electricity derived from solar power. The Index is comprised of equity securities, including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), traded in developed markets. The depositary receipts included in the Index may be sponsored or unsponsored. The Index Provider currently defines developed markets as the following countries – Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Fund will invest at least 90% of its total assets in common stock, ADRs and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust") may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of August 31, 2016, the energy and industrials sectors each represented a substantial portion of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Energy Sector Risk—The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector may be affected by a variety of factors, including, among others, worldwide energy prices, exploration costs, energy conservation efforts, changes in currency exchange rates, government regulation and market, economic and political risks of the countries where energy companies are located or do business. The Fund may be adversely affected by events or developments negatively impacting the energy sector or commodities issuers within the energy sector.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industrials Sector Risk—The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk—Shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value ("NAV") and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Micro-Cap Company Risk—Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Small- and Mid-Capitalization Securities Risk—The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Solar Energy Company Risk—The value of stocks that comprise the energy sector and the prices of energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, tax incentives, subsidies and other government regulations and policies. Companies in this industry may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources, technological developments and labor relations. Recently, the price of oil has declined significantly and experienced significant volatility, which may materially impact companies operating in the solar energy sector. Shares of companies involved in the solar energy sector have historically been more volatile than shares of companies operating in more established industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at guggenheiminvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return was -34.14% as of September 30, 2016.

Highest Quarter Return Q2 2013 46.97%	Lowest Quarter Return Q3 2011 -54.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.33%)
5 Years	rr_AverageAnnualReturnYear05	(12.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2008
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Solar ETF | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.95%)
5 Years	rr_AverageAnnualReturnYear05	(13.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2008
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Solar ETF | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	(9.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2008
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Solar ETF | MAC Global Solar Energy Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MAC Global Solar Energy Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.62%)
5 Years	rr_AverageAnnualReturnYear05	(15.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(23.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2008
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Solar ETF | MSCI World Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2008
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Solar ETF | Guggenheim Solar ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TAN
Annual Return 2009	rr_AnnualReturn2009	21.30%
Annual Return 2010	rr_AnnualReturn2010	(28.11%)
Annual Return 2011	rr_AnnualReturn2011	(63.20%)
Annual Return 2012	rr_AnnualReturn2012	(31.99%)
Annual Return 2013	rr_AnnualReturn2013	129.86%
Annual Return 2014	rr_AnnualReturn2014	(0.74%)
Annual Return 2015	rr_AnnualReturn2015	(9.33%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(34.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(54.60%)
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim S&P Global Water Index ETF (CGW)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Guggenheim S&P Global Water Index ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Water Index (the “Water Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Water Index. At each rebalancing the Water Index is comprised of 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P"), generally defines “developed markets” as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets — Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as being associated (in a manner representing a major component of such companies’ business) with the global demand for water, including water utilities, infrastructure, equipment, instruments and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P.

The Fund will invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust") may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of August 31, 2016, the industrials and utilities sectors each represented a substantial portion of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industrials Sector Risk—The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk—Shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value ("NAV") and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Small- and Mid-Capitalization Securities Risk—The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Utilities Sector Risk—Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities and rate caps or rate changes. Certain utility companies have experienced full or partial deregulation in recent years. Deregulation may permit certain utility companies to earn more than their traditional regulated rates of return; however, some deregulated companies face greater competition and may be forced to defend their core business and may be less profitable. The Fund may be adversely affected by events or developments negatively impacting the utilities sector or issuers within the utilities sector.

Water-Related Company Risk—Adverse developments related to water-related companies may significantly affect the value of the securities held by the Fund. In particular, water-related companies can be affected by technological changes, climactic events, environmental considerations, water conservation, taxes, additional government regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and changes in consumer sentiment and spending.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at guggenheiminvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and average annual returns for the one and five year and since inception periods compared to those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return was 13.49% as of September 30, 2016.

Highest Quarter Return Q2 2009 28.83%	Lowest Quarter Return Q4 2008 -22.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.50%)
5 Years	rr_AverageAnnualReturnYear05	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF | MSCI World Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF | S&P Global Water Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P Global Water Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF | Dow Jones World Utilities Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Dow Jones World Utilities Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.51%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P Global Water Index ETF | Guggenheim S&P Global Water Index ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CGW
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Annual Return 2008	rr_AnnualReturn2008	(39.77%)
Annual Return 2009	rr_AnnualReturn2009	31.43%
Annual Return 2010	rr_AnnualReturn2010	15.03%
Annual Return 2011	rr_AnnualReturn2011	(7.46%)
Annual Return 2012	rr_AnnualReturn2012	20.22%
Annual Return 2013	rr_AnnualReturn2013	26.19%
Annual Return 2014	rr_AnnualReturn2014	3.88%
Annual Return 2015	rr_AnnualReturn2015	(1.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P High Income Infrastructure ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim S&P High Income Infrastructure ETF (GHII)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Guggenheim S&P High Income Infrastructure ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P High Income Infrastructure Index (the “Infrastructure Index" or the "Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Infrastructure Index. The Infrastructure Index is designed to measure and monitor the performance of 50 high-yielding global equity securities of companies that engage in various infrastructure-related sub-industries. Index constituents must meet size, listing and liquidity requirements and also be part of the S&P Global BMI Index, which is a rules-based index that measures global stock market performance.

Index constituents must be equity securities of companies classified in one of the infrastructure clusters (the “Infrastructure Clusters”) determined by the S&P Dow Jones Index Group, based on the Global Industry Classification Standard (“GICS”®) sub-industry classifications as follows:

Energy Infrastructure Cluster:
Oil & Gas Storage & Transportation Sub-Industry
Transportation Infrastructure Cluster:
Airport Services Sub-Industry
Highway & Railtracks Sub-Industry
Marine Ports & Services Sub-Industry

Utilities Infrastructure Cluster:
Electric Utilities Sub-Industry
Gas Utilities Sub-Industry
Multi Utilities Sub-Industry
Water Utilities Sub-Industry
Securities in the Infrastructure Clusters must have a float-adjusted market capitalization (i.e., a market capitalization that is calculated based on the number of shares that are readily available in the market rather than all shares outstanding) greater than $250 million, a three-month average daily value traded of $1 million or higher and be listed on a developed market stock exchange. The top 50 highest-yielding securities that meet these criteria (ranked by 12-month dividend yield) are selected for inclusion in the Infrastructure Index.

The Fund will invest at least 80% of its total assets in common stocks that comprise the Index and depositary receipts representing common stocks included in the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any change in this policy or a material change to the Index. The Board of Trustees (the “Board”) of the Claymore Exchange-Traded Fund Trust 2 (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of August 31, 2016, the utilities, energy and industrials sectors each represented a substantial portion of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Energy Sector Risk—The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector may be affected by a variety of factors, including, among others, worldwide energy prices, exploration costs, energy conservation efforts, changes in currency exchange rates, government regulation and market, economic and political risks of the countries where energy companies are located or do business. The Fund may be adversely affected by events or developments negatively impacting the energy sector or commodities issuers within the energy sector.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industrials Sector Risk—The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Infrastructure Risk—Companies within one of the Infrastructure Clusters that comprise the Index are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk—Shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value ("NAV") and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Small- and Mid-Capitalization Securities Risk—The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Utilities Sector Risk—Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities and rate caps or rate changes. Certain utility companies have experienced full or partial deregulation in recent years. Deregulation may permit certain utility companies to earn more than their traditional regulated rates of return; however, some deregulated companies face greater competition and may be forced to defend their core business and may be less profitable. The Fund may be adversely affected by events or developments negatively impacting the utilities sector or issuers within the utilities sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P High Income Infrastructure ETF | Guggenheim S&P High Income Infrastructure ETF Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GHII
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Total Return Bond ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Total Return Bond ETF (GTO)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Total Return Bond ETF (the “Fund”) seeks maximum total return, comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year (for the period February 10, 2016 to August 31, 2016), the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 904
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will normally invest in a portfolio of fixed income instruments of varying maturities and of any credit quality. The Fund will normally invest at least 80% of its assets in fixed income instruments, which may be represented by certain derivative instruments as discussed below, and also include exchange-traded funds ("ETFs") and closed-end funds ("CEFs") that invest substantially all of their assets in fixed income instruments (which may include ETFs and CEFs affiliated with the Fund). The fixed income instruments in which the Fund will invest include corporate debt securities of U.S. and non-U.S. issuers, including corporate bonds, and other similar instruments, such as Treasury securities, collateralized loan obligations (“CLOs”), mortgage-backed securities ("MBS") and asset-backed securities ("ABS"), issued by various U.S. and non-U.S. public- or private-sector entities, and municipal securities, which are debt securities issued by states or local governments and their agencies, authorities and other government sponsored enterprises ("municipal bonds"). Under normal circumstances, the Investment Adviser seeks to invest at least 75% of the Fund's investments in corporate debt securities in issuances that have at least $100 million par amount outstanding in developed countries or at least $200 million par amount outstanding in emerging market countries. The Fund may invest up to 33 1/3% of its total assets in high yield debt securities (commonly referred to as “junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable below investment grade quality. The Fund may invest in defaulted or distressed securities. If a security defaults or is downgraded subsequent to purchase by the Fund, the Investment Adviser will determine in its discretion whether to hold or dispose of such security based on the Investment Adviser’s assessment of the amount the Fund could expect to receive after holding the security for a longer term.

The fixed income instruments in which the Fund will invest also include participations in, or assignments of, bank loans or corporate loans. The Fund may invest up to 20% of its total assets in these instruments (and certain other instruments in which the Fund currently intends to invest to a much more limited extent), which are generally mezzanine secured loans issued by banks and other financial entities to highly-leveraged companies, including floating rate revolving credit facilities, unfunded bridge loans and other similar types of loans. These investments may include participations in, or assignments of, floating rate bank loans that meet certain liquidity standards and will provide for interest rate adjustments at least every 397 days and which may be secured by real estate or other assets. These participations may be interests in, or assignments of, the loan and may be acquired from banks or brokers that have made the loan or members of the lending syndicate.

The Fund's fixed income instruments may include obligations of non-U.S. governments and their subdivisions, agencies and government-sponsored enterprises, as well as obligations of international agencies or supranational entities. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Investment Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future dates (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Fund may invest without limitation in debt securities and instruments that are economically tied to emerging market countries. Generally, the Fund considers an instrument to be economically tied to an emerging market country through consideration of some or all of the following factors: (i) whether the issuer is the government of the emerging market country (or any political subdivision, agency, authority or instrumentality of such government), or is organized under the laws of the emerging market country; (ii) amount of the issuer’s revenues that are attributable to the emerging market country; (iii) the location of the issuer’s management; (iv) if the security is secured or collateralized, the country in which the security or collateral is located; and/or (v) the currency in which the instrument is denominated or currency fluctuations to which the issuer is exposed.

The Fund may invest in MBS issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest up to 20% of its total assets in MBS or other ABS issued or guaranteed by private issuers and in asset-backed commercial paper. The MBS in which the Fund may invest may also include residential mortgage-backed securities (“RMBS”), collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). The ABS in which the Fund may invest include collateralized debt obligations (“CDOs”). The Fund may invest in equity and/or junior debt securities issued by CDOs, which are subordinated to more senior debt issued by CDOs. CDOs include collateralized bond obligations (“CBOs”), CLOs and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest in short-term instruments such as commercial paper, repurchase agreements, reverse repurchase agreements and short-term investment funds which invest in cash or cash-equivalents (including U.S. Treasury bills) and other high quality short-term investments. The Fund may invest in money market instruments (including money market funds).

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Such collateral may include U.S. government securities, corporate obligations, equity securities, municipal debt securities, MBS and convertible securities. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund also may seek certain exposures through derivative transactions, including foreign exchange forward contracts; exchange-traded futures on securities, indices, currencies and other investments; exchange-traded and/or over-the-counter ("OTC") options; exchange-traded and/or OTC options on futures contracts; exchange-traded and/or OTC interest rate swaps, cross-currency swaps, total return swaps, inflation swaps and credit default swaps; and options on such swaps. These derivative transactions may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.

In managing the Fund, the Investment Adviser uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. The Investment Adviser also considers macroeconomic outlook and geopolitical issues. The Investment Adviser maintains targets with respect to portfolio maturity and duration. These targets are reviewed continually by various teams including the portfolio management team. These targets are set based on the interest rate outlook, the macro environment, and can be either absolute or relative to a portfolio’s positioning to a benchmark.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Active Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Asset-Backed Securities Risk—Investors in ABS, including MBS and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Collateralized Loan Obligations and Collateralized Debt Obligations Risk—CLOs bear many of the same risks as other forms of ABS, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other ABS), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.

Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.

Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. The Fund’s foreign currency hedging transactions and techniques may not be effective and, in certain cases, may adversely affect the Fund. In addition, the Fund’s ability to engage in these transactions and techniques may be limited under certain circumstances.

Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests are traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.

Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Futures Contracts Risk—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

Options Risk—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.

Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

Extension Risk—During periods of rising interest rates, an issuer may exercise its right to pay principal on an obligation later than expected, resulting in a decrease in the value of the obligation and in a decline in the Fund’s income.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Hedging Risk—The Fund may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Fund holds. There can be no assurance that the Fund’s hedging investments or transactions will be effective. Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund.

High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as "junk bonds") may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, present more credit risk than investment grade bonds and subject to greater risk of default. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Income Risk—The Fund's income may decline during period of falling interest rates or when the Fund experiences defaults on debt securities it holds. The amount and rate of distributions that the Fund's shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Interest Rate Risk—Investments in fixed-income instruments are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the historically low interest rate environment as of the date of this prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Companies Risk—Investing in other investment companies, including ETFs and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or NAVs. In addition, investments by the Fund in another ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF's shares.

Investments in Loans Risk—Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent the Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Adviser for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Adviser believes should be the price of the investment.

Market Price Risk—Shares are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Municipal Securities Risk—Municipal securities may be subject to credit, interest, prepayment, liquidity and valuation risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect the Fund’s performance.

Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities. These securities generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise.

Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Risk of Cash Transactions—In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Short Sale and Short Exposure Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Special Situation Investments/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.

U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Claymore Exchange-Traded Fund Trust 2 | Guggenheim Total Return Bond ETF | Guggenheim Total Return Bond ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GTO
Claymore Exchange-Traded Fund Trust 2 | Guggenheim U.S. Large Cap Optimized Volatility ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim U.S. Large Cap Optimized Volatility ETF (OVLC)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Guggenheim U.S. Large Cap Optimized Volatility ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Guggenheim U.S. Large Cap Optimized Volatility Index (the “Large Cap Optimized Volatility Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year (for the period May 10, 2016 to August 31 2016), the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 151
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Large Cap Optimized Volatility Index. The Large Cap Optimized Volatility Index is designed to deliver exposure to equity securities of large capitalization U.S. issuers and respond to changes in market conditions by attempting to obtain higher returns when the "reward to risk" (as measured by the Index methodology described below) is high, while minimizing volatility during other market conditions. Index constituents must be constituents of the Standard & Poor’s 500® Index (“S&P 500® Index”), the leading benchmark index for U.S. large capitalization stocks. Accretive Asset Management LLC (the “Index Provider”) is affiliated with Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) and Guggenheim Funds Distributors, LLC (the "Distributor"). The Index Provider selects securities from the constituents of the S&P 500® Index for inclusion in the Index using a proprietary methodology that calculates the reward to risk of each security in the investable universe. The reward to risk of a security is calculated based on the following factors:

•	Volatility. The degree of fluctuation in a company’s share price.

•	Correlation. The relation of fluctuations in a company’s share price to fluctuations in the share prices of other companies in the investable universe.

•	Change in Volatility. Whether the security is becoming more or less volatile.

•	Change in Correlation. Whether the security’s average correlation is increasing or decreasing.

The Index also utilizes the security's historical returns, and the relationship of each of the above four factors to those returns, in calculating the reward to risk for each security. The Index thus attempts to reflect lower volatility relative to the broader U.S. equity market in typical market conditions, but attempts to reflect higher volatility in certain situations where, per the above methodology, the reward to risk is estimated to be higher.

As of November 30, 2016, the Index was comprised of approximately 101 securities with a market capitalization range of between approximately $1.4 billion and $589.3 billion.

The Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or to the Index. The Board of Trustees (the “Board”) of the Claymore Exchange-Traded Fund Trust 2 (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of August 31, 2016, the consumer staples sector represented a significant portion of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk—Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock

Index Construction Risk—A stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Price Risk—Shares are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value ("NAV") and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other ETFs that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund.

Volatility Risk—Although the Index is designed to seek lower volatility than the S&P 500® Index in typical market conditions, there is no guarantee that these strategies will be successful. Moreover, the Index may be unsuccessful in attempting to reflect higher volatility in certain market conditions, whether due to the reward to risk for some or all of the Index's constituent securities being in fact lower than estimated under the Index methodology, or because the Index's measurements of market conditions or the reward to risk do not correspond to actual market results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.
Claymore Exchange-Traded Fund Trust 2 | Guggenheim U.S. Large Cap Optimized Volatility ETF | Guggenheim U.S. Large Cap Optimized Volatility ETF Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	OVLC

[1]	Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), has contractually agreed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to limit the operating expenses (excluding interest expenses, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) ("Operating Expenses") of the Fund to 0.65% of average daily net assets of the Fund. The agreement will expire when it reaches its termination or when the Investment Adviser ceases to serve as such. To the extent that the Fund incurs expenses that are excluded from this limitation, the Fund’s expense ratio will increase.
[2]	Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") has contractually agreed through December 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to limit the operating expenses (excluding interest expenses, a portion of the Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) ("Operating Expenses") of the Fund to 0.65% of average daily net assets of the Fund. The agreement will expire when it reaches its termination or when the Investment Adviser ceases to serve as such. To the extent that the Fund incurs expenses that are excluded from this limitation, the Fund’s expense ratio will increase.
[3]	Acquired Fund Fees and Expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of the closed-end fund in which the Fund invested during its most recently completed fiscal year. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements with the result that the information presented in the table will differ from that presented in the Fund’s financial highlights.
[4]	To the extent the Fund invests in the shares of an affiliated fund, Guggenheim Partners Investment Management, LLC, the Fund's investment adviser (the “Investment Adviser”), has voluntarily agreed to waive its management fee and/or reimburse fund expenses in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund.
[5]	“Other expenses” have been estimated for the current fiscal year.